STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Stock-based compensation expense - all related to employees - recognized under the authoritative guidance was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Selling, general and administrative	$9,948	$8,646	$26,310
Research and development	355	335	404
Cost of goods sold	90	70	91
Total stock-based compensation expense	10,393	9,051	26,805
Total estimated tax benefit related to stock-based compensation expense	4,018	3,532	10,468
Net effect on net income	$6,375	$5,519	$16,337

EMPLOYEE STOCK PURCHASE PLAN
The purpose of the Employee Stock Purchase Plan (the “ESPP”) is to provide eligible employees of the Company with the opportunity to acquire shares of common stock at periodic intervals by means of accumulated payroll deductions. Under the ESPP, a total of 1.5 million shares of common stock are reserved for issuance. These shares will be made available either from the Company’s authorized but unissued shares of common stock or from shares of common stock reacquired by the Company as treasury shares. At December 31, 2013, 1.0 million shares remain available for purchase under the ESPP. During the years ended December 31, 2013, 2012 and 2011, the Company issued 6,309 shares, 6,315 shares and 8,523 shares under the ESPP for $0.3 million, $0.2 million and $0.2 million, respectively.
The ESPP was amended in 2005 to reduce the discount available to participants to five percent and to fix the price against which such discount would be applied. Accordingly, the ESPP is a non-compensatory plan.
EQUITY AWARD PLANS
As of December 31, 2013, the Company had stock options, restricted stock awards, performance stock awards, contract stock awards and restricted stock unit awards outstanding under three plans, the 2000 Equity Incentive Plan (the “2000 Plan”), the 2001 Equity Incentive Plan (the “2001 Plan”), and the 2003 Equity Incentive Plan (the “2003 Plan,” and collectively, (the “Plans”).
In July 2008 and May 2010, the stockholders of the Company approved amendments to the 2003 Plan to increase by 750,000 and 1,750,000, respectively, the number of shares of common stock that may be issued under the 2003 Plan. The Company has reserved 2,000,000 shares under each of the 2000 Plan and the 2001 Plan, and 6,500,000 shares under the 2003 Plan. The Plans permit the Company to grant incentive and non-qualified stock options, stock appreciation rights, restricted stock, contract stock, performance stock, or dividend equivalent rights to designated directors, officers, employees and associates of the Company.
Stock options issued under the Plans become exercisable over specified periods, generally within four years from the date of grant for officers, directors and employees, and generally expire six years from the grant date for employees and from six to ten years for directors and certain executive officers. Restricted stock issued under the Plans vests over specified periods, generally three years after the date of grant.
Stock Options
The Company values stock option grants using the binomial distribution model. Management believes that the binomial distribution model is preferable to the Black-Scholes model because the binomial distribution model is a more flexible model that considers the impact of non-transferability, and vesting provisions in the valuation of employee stock options.
In determining the value of stock options granted, the Company considered that it has never paid cash dividends and does not currently intend to pay cash dividends, and thus has assumed a 0% dividend yield. Expected volatilities are based on the historical volatility of the Company’s stock price with forward-looking assumptions. The expected life of stock options is estimated based on historical data on exercise of stock options, post-vesting forfeitures and other factors to estimate the expected term of the stock options granted. The risk-free interest rates are derived from the U.S. Treasury yield curve in effect on the date of grant for instruments with a remaining term similar to the expected life of the options. In addition, the Company applies an expected forfeiture rate when amortizing stock-based compensation expenses. The estimate of the forfeiture rates is based primarily upon historical experience of employee turnover. As individual grant awards become fully vested, stock-based compensation expense is adjusted to recognize actual forfeitures.
The following weighted-average assumptions were used in the calculation of fair value:

	Years Ended December 31,
	2013	2012	2011
Dividend yield	0%	0%	0%
Expected volatility	31%	30%	28%
Risk free interest rate	1.52%	1.33%	2.47%
Expected life of option from grant date	8 years	8 years	8 years

The following table summarizes the Company’s stock option activity:

		Weighted Average Exercise Price	Weighted Average Contractual Term in Years	Aggregate Intrinsic Value

	Shares
Stock Options	(In thousands)			(In thousands)
Outstanding at December 31, 2012	1,709	$37.76
Granted	32	36.50
Exercised	(63)	33.36
Forfeited or Expired	(39)	49.00
Outstanding at December 31, 2013	1,639	$37.64	3.2 years	$16,755
Vested or expected to vest at December 31, 2013	1,639	$37.64	3.2 years	$16,755
Exercisable at December 31, 2013	1,521	$37.97	2.9 years	$15,058

The intrinsic value of options exercised for the years ended December 31, 2013 and 2012 were negligible, and were $1.4 million, for the year ended December 31, 2011. The weighted average grant date fair value of options granted during the years ended December 31, 2013, 2012 and 2011 was $13.86, $12.18 and $19.18, respectively. Cash received from option exercises was $2.3 million, $0.7 million and $3.7 million, for the years ended December 31, 2013, 2012 and 2011, respectively.
As of December 31, 2013, there was approximately $1.3 million of total unrecognized compensation costs related to unvested stock options. These costs are expected to be recognized over a weighted-average period of approximately one year.
Awards of Restricted Stock, Performance Stock and Contract Stock
The following table summarizes the Company’s awards of restricted stock, performance stock and contract stock for the year ended December 31, 2013:

			Performance Stock and Contract Stock Awards
	Restricted Stock Awards
	Shares	Weighted Average Grant Date Fair Value Per Share	Shares	Weighted Average Grant Date Fair Value Per Share

	(In thousands)		(In thousands)
Unvested, December 31, 2012	346	$37.80	199	$30.49
Granted	169	38.65	70	39.25
Cancellations	(34)	38.59	(1)	35.68
Released	(160)	39.43	(4)	39.44
Unvested, December 31, 2013	321	$37.29	264	$32.74

The Company recognized $9.2 million, $7.7 million and $24.5 million in expense related to such awards during the years ended December 31, 2013, 2012 and 2011, respectively. The total fair market value of shares vested in 2013, 2012 and 2011 was $6.5 million, $6.7 million and $29.7 million, respectively.
Performance stock awards have performance features associated with them. Performance stock, restricted stock and contract stock awards generally have requisite service periods of three years. The fair value of these awards is being expensed on a straight-line basis over the vesting period. As of December 31, 2013, there was approximately $11.1 million of total unrecognized compensation costs related to unvested awards. These costs are expected to be recognized over a weighted-average period of approximately two years.
On June 7, 2012, the Company's former CEO terminated his employment with the Company and ceased to serve as Executive Chairman of the Board of Directors and as an officer or employee of the Company and its subsidiaries and affiliates. The Company's former CEO continues to serve as Chairman of the Board of Directors and as a non-employee member of the Board. In the fourth quarter of 2012, the Company distributed to him in the form of shares of its common stock 1.67 million deferred stock units (“SUs”), less shares withheld for taxes, as a result of the termination of his employment.
At December 31, 2013, there are approximately 0.2 million additional vested Restricted Units held by various employees for which the related shares have not yet been issued. Included in this amount are 34,868 units granted in October 2010 in connection with the Company’s hiring of its Chief Executive Officer for which the Company immediately expensed $1.5 million as these shares were fully vested at the date of grant.
At December 31, 2013, there were approximately 2.0 million shares available for grant under the Plans.